Equity securities, at fair value (Details Narrative) - OpenLimit Holding AG	1 Months Ended	12 Months Ended
	Mar. 29, 2017 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 29, 2017 EUR (€) shares
Principal amount, fair value | €				€ 750,000
Equity investment, shares received | shares	2,200,000			2,200,000
Investment interest, percent	8.40%			8.40%
Conversion ratio	0.3409
Equity securities, fair value	$ 846,561	$ 1,251	$ 1,180
Market price | $ / shares			$ 0.0005
Unrealized loss in fair value of equity securities		$ 71